FT Vest U.S. Equity Max Buffer ETF - November Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Max Buffer ETF - November | FT Vest U.S. Equity Max Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	7.32%